CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 36,069	$ 28,866
Short-term bank deposits		1,163
Trade receivables	369	332
Inventories	1,886	844
Other receivables	3,196	2,407
CURRENT ASSETS, TOTAL	41,520	33,612
LONG-TERM ASSETS:
Long term deposits	56	103
Property, plant and equipment, net	1,924	1,276
Intangible assets, net	635	773
LONG-TERM ASSETS, TOTAL	2,615	2,152
ASSETS, TOTAL	44,135	35,764
CURRENT LIABILITIES:
Trade payables and accrued expenses	3,251	3,320
Other payables	2,182	2,060
CURRENT LIABILITIES, TOTAL	5,433	5,380
LONG-TERM LIABILITIES:
Deferred revenues	988	1,023
Liabilities in respect of IIA grants	7,380	6,839
Contingent consideration for purchase of shares	14,381	14,533
Liability in respect of discontinued operation	6,003
Severance pay liability, net	330	219
LONG TERM LIABILITIES, TOTAL	29,082	22,614
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 32,244,508 shares as of December 31, 2016 and 2017; Issued and Outstanding 21,930,449 and 27,047,737 shares respectively.	75	60
Share premium	138,992	114,979
Foreign currency translation adjustments	(38)	(9)
Accumulated deficit	(129,409)	(107,260)
SHAREHOLDERS' EQUITY, TOTAL	9,620	7,770
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL	$ 44,135	$ 35,764